Long-Term Debt and Notes Payable (Details) - USD ($)						2 Months Ended	9 Months Ended		12 Months Ended
	Jul. 15, 2024	Jul. 01, 2024	Nov. 13, 2023	Feb. 14, 2023	Jun. 25, 2019	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	May 15, 2024	Jan. 15, 2024	Nov. 15, 2023	Nov. 14, 2023	Jan. 20, 2023	Dec. 31, 2022
Long-Term Debt and Notes Payable (Details) [Line Items]
Payment exceed amount									$ 5,000,000
Borrower amount						$ 1,000,000			1,000,000						$ 26,750,000
Borrower deposit						5,000,000			5,000,000
Deferred finance costs						1,093,318			1,093,318
Principal balance									276,807,063
Unamortized discount						$ 6,516,651	$ 14,743,263		$ 6,516,651
Percentage of interest						18.00%			18.00%
Per warrant (in Dollars per share)									$ 1
Warrant issued (in Shares)						5,434,000			5,434,000
Share issued (in Shares)						90,000			90,000
Loss on extinguishment			$ 2,280,437
Maximum facility amount					$ 50,000,000
Letters of credit outstanding amount													$ 23,750,000		702,600
Principal balance						$ 46,150,203	$ 44,630,178		$ 46,150,203						$ 26,750,000
Warrants exercise price (in Dollars per share)							$ 1
Warrants issued (in Shares)						4,094,250			4,094,250
Cash proceeds							$ 450,000
Long term debt term	February 2025	March 2025
Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Aggregate principal amount						$ 28,000,000			$ 28,000,000
Debt service reserve account fund						$ 2,600,000			$ 2,600,000
Prime interest						6.50%			6.50%
Guaranty Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Interest expense						$ 56,422
Unamortized discount						1,036,895			$ 1,036,895
Accrued interest									173,004
Seller Promissory Note [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Aggregate principal amount						$ 15,000,000			$ 15,000,000
Prime interest						12.00%			12.00%
Accrued interest									$ 277,397
Private Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Aggregate principal amount			$ 2,089,500			$ 5,434,000			$ 5,434,000
Prime interest						15.00%			15.00%
Unamortized discount						$ 1,135,131			$ 1,135,131
Accrued interest									$ 158,801
Common stock price (in Dollars per share)						$ 11.5			$ 11.5
Share issued (in Shares)			451,563
Promissory Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Aggregate principal amount												$ 28,000,000
Debt payment term, description							Payments of principal and interest will be due on the 15th day of each calendar month, beginning December 15, 2023, each in an amount equal to the Monthly Payment Amount (as defined in the Term Loan Agreement), except that the principal and interest payment due on the Maturity Date will be in the amount of the entire remaining principal amount of the Term Loan and all accrued but unpaid interest then outstanding. An additional one-time payment of principal is due on the date the annual financial report for the year ending December 31, 2024, is due to be delivered by Borrower to Lender in an amount that Excess Cash Flow (as defined in the Term Loan Agreement) exceeds the Debt Service Coverage Ratio (as defined in the Term Loan Agreement) of 1.35x as of the end of such quarter; provided that in no event shall the amount of the payment exceed $5,000,000.
Debt borrowing, description							The Borrower may elect to prepay all or a portion greater than $1,000,000 of the amounts owed prior to the Maturity Date. In addition to the foregoing, the Borrower is required to prepay the Term Loan with the net cash proceeds of certain dispositions and upon the decrease in value of collateral.
Merchant Cash Advances [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Unamortized discount							$ 294,133
Aggregate principal amount		$ 525,000
Principal balance	$ 470,937	548,100
Cash proceeds	500,000	500,000
Repayments of Related Party Debt	$ 685,000	$ 756,000
Amortization of debt discount related							179,367
Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Borrower deposit							5,000,000
Interest expense							$ 295,474
Percentage of interest							6.50%
Proceeds of the term loan							$ 2,600,000
Fund deposited							$ 500,000
Debt service reserve account, percentage							10.00%
Loan principal balance							$24,735,391
Principal balance						$ 27,680,703			$ 27,680,703
Senior Secured Term Loan Agreement [Member] | First International Bank And Trust [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Fund deposited							$ 5,000,000
Senior Secured Term Loan Agreement [Member] | Promissory Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Unamortized discount						$ 1,036,895	741,421		1,036,895
Accrued interest							$ 177,829		173,004
Seller Promissory Note [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Percentage of interest							18.00%
Seller Promissory Note [Member] | Promissory Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Aggregate principal amount							$ 15,000,000
Accrued interest							$ 2,293,767		$ 277,397
Seller Promissory Note [Member] | Promissory Notes [Member] | OpCo [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Prime interest										12.00%
Private Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Warrants exercise price (in Dollars per share)						$ 11.5	$ 11.5		$ 11.5
Additional cash received							$ 450,000
Warrants issued							$ 450,000
Warrants issued (in Shares)							5,884,000
Private Notes Payable [Member] | Promissory Notes [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Aggregate principal amount						$ 5,434,000			$ 5,434,000
Prime interest						15.00%			15.00%
Unamortized discount							$ 1,472,012
Accrued interest							143,463		$ 158,801
Class A Common Stock [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Per warrant (in Dollars per share)				$ 11.5
Share issued (in Shares)						10,000			10,000
Warrants exercise price (in Dollars per share)											$ 11.5			$ 11.5
Class A Common Stock [Member] | Private Notes Payable [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Accrued interest			$ 168,271
Debt Service Reserve Account [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Borrower deposit						$ 2,600,000			$ 2,600,000
Debt Service Reserve Account [Member] | Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable (Details) [Line Items]
Borrower deposit							$ 2,600,000